S000058965 [Member] Expense Example, No Redemption - Carillon Reams Unconstrained Bond Fund	Dec. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 463
Expense Example, No Redemption, 3 Years	680
Expense Example, No Redemption, 5 Years	914
Expense Example, No Redemption, 10 Years	1,586
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	268
Expense Example, No Redemption, 3 Years	539
Expense Example, No Redemption, 5 Years	935
Expense Example, No Redemption, 10 Years	2,044
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	61
Expense Example, No Redemption, 3 Years	227
Expense Example, No Redemption, 5 Years	407
Expense Example, No Redemption, 10 Years	927
Class R-6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	52
Expense Example, No Redemption, 3 Years	196
Expense Example, No Redemption, 5 Years	353
Expense Example, No Redemption, 10 Years	$ 808